Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments
The Company’s commitments are primarily related to our lease agreements, purchase obligations, and credit agreements.
Contingencies
From time to time we are subject to certain legal proceedings and claims in the ordinary course of business. These matters are subject to many uncertainties and it is possible that some of these matters ultimately could be decided, resolved or settled in a manner adverse to us. Although the precise amount of liability that may result from these matters is not ascertainable, the Company believes that any amounts exceeding the Company's recorded accruals should not materially adversely affect the Company's financial condition or liquidity. It is possible, however, that the ultimate resolution of those matters could result in a material adverse effect on the Company's results of operations and/or cash flows from operating activities for a particular reporting period. We establish reserves for specific legal matters when we determine that the likelihood of an unfavorable outcome is probable and the loss is reasonably estimable.
Some environmental laws, such as the Comprehensive Environmental Response, Compensation and Liability Act of 1980 (also known as “CERCLA” or the “Superfund law”) and similar state statutes, can impose liability upon former owners or operators for the entire cost of investigating and remediating contaminated sites regardless of the lawfulness of the original activities that led to the contamination. In July 2000, an entity which later became a subsidiary of the Company received a Section 104(e) Request for Information (“RFI”) from the National Park Service (“NPS”), pursuant to CERCLA, regarding the presence of radioactive material at a site within a national park, which site was operated by an alleged predecessor to our subsidiary over 50 years ago. Following the subsidiary’s response to the RFI, the NPS directed it and another alleged former operator to perform an Engineering Evaluation and Cost Analysis (“EE/CA”) of a portion of the site. The Company’s subsidiary made a good faith offer to conduct an alternative EE/CA work plan, but the NPS rejected this offer and opted to perform the EE/CA itself. The NPS previously posted its intention to open a formal public comment period regarding the EE/CA at the end of 2019. To the Company’s knowledge, the EE/CA has not been released and a public comment period has yet to be opened.
Following completion of the EE/CA, the NPS may seek reimbursement for its investigative and remedial efforts to date, or direct one or more of the potentially responsible parties to perform any remediation that may be required by CERCLA or may enter an alternative dispute resolution proceeding to attempt to resolve each party’s share. In addition, the NPS may seek to recover damages for loss of use of certain natural resources. The Company believes that it has legitimate defenses to its subsidiary’s potential liability and that there are other potentially responsible parties for the environmental conditions at the site, including the U.S. government as owner, operator and arranger at the site. The potential liability associated with this matter could change substantially due to such factors as additional information on the nature or extent of contamination, methods of remediation that might be recommended or required, changes in the apportionment of costs among the responsible parties, whether the NPS seeks to recover additional damages, whether the NPS’s plans to investigate additional areas to identify a need for further remedial action for which the Company may be identified as a potentially responsible party and other actions by governmental agencies or private parties.
The Company has recorded its best estimate of damages and its share of remediation costs related to the site to reflect what we and our advisors reasonably believe we would be liable for based on the current information and circumstances of the claim, exclusive of other potential liabilities that may be asserted in the future.
In the performance of our contracts we routinely request contract modifications that require additional funding from the customer. Most often, these requests are due to customer-directed changes in the scope of work. While we are entitled to recovery of these costs under our contracts, the administrative process with our customer may be protracted. Based on the circumstances, we periodically file requests for equitable adjustment (“REAs”) that are sometimes converted into claims. In some cases, these requests are disputed by our customer. We believe our outstanding modifications, REAs and other claims will be resolved without material impact to our results of operations, financial condition or cash flows.
As a government contractor, with customers including the U.S. government as well as various state and local government entities, the Company may be subject to audits, investigations and claims with respect to its contract performance, pricing, costs, cost allocations and procurement practices. Additionally, amounts billed under such contracts, including direct and indirect costs, are subject to potential adjustments before final settlement.
Management believes that adequate provisions for such potential audits, investigations, claims and contract adjustments, if any, have been made in the financial statements.
Product Warranties
Product warranty costs generally are accrued in proportion to product revenue realized in conjunction with our over-time revenue recognition policy. Product warranty expense is recognized based on the term of the product warranty, generally one year to three years, and the related estimated costs, considering historical claims expense. Accrued warranty costs are reduced as these costs are incurred and as the warranty period expires, and otherwise may be modified as specific product performance issues are identified and resolved. The following is a summary of changes in the product warranty balances during the period ended March 31, 2022:

(Dollars in millions)
Balance at December 31, 2021	$19
Additional provision	3
Reversal and utilization	(2)
Balance at March 31, 2022	20
Commitments and Contingencies
Commitments
The Company’s commitments are primarily related to our lease and credit agreements. See Note 9: Leases and Note 11: Debt for additional information on our leases and credit agreements.
Contingencies
From time to time we are subject to certain legal proceedings and claims in the ordinary course of business. These matters are subject to many uncertainties and it is possible that some of these matters ultimately could be decided, resolved or settled in a manner adverse to us. Although the precise amount of liability that may result from these matters is not ascertainable, the Company believes that any amounts exceeding the Company's recorded accruals should not materially adversely affect the Company's financial condition or liquidity. It is possible, however, that the ultimate resolution of those matters could result in a material adverse effect on the Company's results of operations and/or cash flows from operating activities for a particular reporting period. We establish reserves for specific legal matters when we determine that the likelihood of an unfavorable outcome is probable and the loss is reasonably estimable.
Some environmental laws, such as the Comprehensive Environmental Response, Compensation and Liability Act of 1980 (also known as “CERCLA” or the “Superfund law”) and similar state statutes, can impose liability upon former owners or operators for the entire cost of investigating and remediating contaminated sites regardless of the lawfulness of the original activities that led to the contamination. In July 2000, an entity which later became a subsidiary of the Company received a Section 104(e) Request for Information (“RFI”) from the National Park Service (“NPS”), pursuant to CERCLA, regarding the presence of radioactive material at a site within a national park, which site was operated by an alleged predecessor to our subsidiary over 50 years ago. Following the subsidiary’s response to the RFI, the NPS directed it and another alleged former operator to perform an Engineering Evaluation and Cost Analysis (“EE/CA”) of a portion of the site. The Company’s subsidiary made a good faith offer to conduct an alternative EE/CA work plan, but the NPS rejected this offer and opted to perform the EE/CA itself. The NPS previously posted its intention to open a formal public comment period regarding the EE/CA at the end of 2019. To the Company’s knowledge, the EE/CA has not been released and a public comment period has yet to be opened.
Following completion of the EE/CA, the NPS may seek reimbursement for its investigative and remedial efforts to date, or direct one or more of the potentially responsible parties to perform any remediation that may be required by CERCLA or may enter an alternative dispute resolution proceeding to attempt to resolve each party’s share. In addition, the NPS may seek to recover damages for loss of use of certain natural resources. The Company believes that it has legitimate defenses to its subsidiary’s potential liability and that there are other potentially responsible parties for the environmental conditions at the site, including the U.S. government as owner, operator and arranger at the site. The potential liability associated with this matter could change substantially due to such factors as additional information on the nature or extent of contamination, methods of remediation that might be recommended or required, changes in the apportionment of costs among the responsible parties, whether the NPS seeks to recover additional damages, whether the NPS’s plans to investigate additional areas to identify a need for further remedial action for which the Company may be identified as a potentially responsible party and other actions by governmental agencies or private parties.
The Company has recorded its best estimate of damages and its share of remediation costs related to the site to reflect what we and our advisors reasonably believe we would be liable for based on the current information and circumstances of the claim, exclusive of other potential liabilities that may be asserted in the future.
In the performance of our contracts we routinely request contract modifications that require additional funding from the customer. Most often, these requests are due to customer-directed changes in the scope of work. While we are entitled to recovery of these costs under our contracts, the administrative process with our customer may be protracted. Based on the circumstances, we periodically file requests for equitable adjustment (“REAs”) that are sometimes converted into claims. In some cases, these requests are disputed by our customer. We believe our outstanding modifications, REAs and other claims will be resolved without material impact to our results of operations, financial condition or cash flows.
As a government contractor, with customers including the U.S. government as well as various state and local government entities, the Company may be subject to audits, investigations and claims with respect to its contract performance, pricing, costs, cost allocations and procurement practices. Additionally, amounts billed under such contracts, including direct and indirect costs, are subject to potential adjustments before final settlement.
Management believes that adequate provisions for such potential audits, investigations, claims and contract adjustments, if any, have been made in the Consolidated Financial Statements.
Restructuring costs
We engage in targeted restructuring initiatives in order to rationalize headcount and align our operations in a more strategic and cost-efficient structure. In connection with these restructuring initiatives we recorded charges totaling $5 million, $12 million and $20 million for the years ended December 31, 2021, 2020 and 2019, respectively. Costs incurred were related to employee termination and severance costs, as well as costs related to discontinuing product lines or closing down of locations. Charges were recorded within other operating expenses, net, with the exception of costs incurred related to the write-down of inventory, which were recorded in cost of products. See the table below for a breakout of restructuring costs incurred by segment and by nature of cost incurred:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
ASC
Severance	$5	$6	$1
Facility abandonment	—	—	3
Inventory	—	—	2
Total ASC	5	6	6
IMS
Severance	—	—	2
Facility abandonment	—	6	6
Inventory	—	—	5
Total IMS	—	6	13
Corporate
Severance	—	—	—
Facility abandonment	—	—	1
Inventory	—	—	—
Total Corporate	—	—	1
Total	$5	$12	$20
The following is a summary of changes in the restructuring provision balance during the years ended December 31, 2020 and 2021:

(Dollars in millions)
Balance at January 1, 2020	$4
Additional provision	12
Reversal and utilization	(15)
Balance at December 31, 2020	1
Additional provision	5
Reversal and utilization	(2)
Balance at December 31, 2021	$4
Product Warranties
Product warranty costs generally are accrued in proportion to product revenue realized in conjunction with our over-time revenue recognition policy. Product warranty expense is recognized based on the term of the product warranty, generally one year to three years, and the related estimated costs, considering historical claims expense. Accrued warranty costs are reduced as these costs are incurred and as the warranty period expires, and otherwise may be modified as specific product performance issues are identified and resolved. The following is a summary of changes in the product warranty balances during the years ended December 31, 2020 and 2021:

(Dollars in millions)
Balance at January 1, 2020	$13
Additional provision	16
Reversal and utilization	(12)
Balance at December 31, 2020	17
Additional provision	17
Reversal and utilization	(15)
Balance at December 31, 2021	$19